Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Finance Expenses
Bank fees, charges (other income)	$ 258	$ 554	$ 294
Guarantee costs	60
Commitment fees	40	35	334
Total other finance (income) expense	$ 358	$ 589	$ 628